LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.1%
	U.S. TREASURY BILLS — 51.1%
20,000,000	United States Treasury Bill(a)	0.000	11/04/21	$ 19,998,489

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,998,311)			19,998,489

	TOTAL INVESTMENTS - 51.1% (Cost $19,998,311)			$ 19,998,489
	OTHER ASSETS IN EXCESS OF LIABILITIES - 48.9%			19,143,849
	NET ASSETS - 100.0%			$ 39,142,338

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
3	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	09/17/2021	$ 530,100	$ 15,945
6	CBOT Corn Future(c)	12/14/2021	160,275	(22,950)
3	CBOT Oats Future(c)	12/14/2021	75,338	13,100
5	CBOT Soybean Future(c)	11/12/2021	323,125	(20,625)
3	CBOT Soybean Oil Future(c)	12/14/2021	105,750	(7,524)
13	CBOT Wheat Future(c)	12/14/2021	469,463	(39,950)
39	CME 3 Month Eurodollar Future	12/13/2021	9,732,938	(487)
2	CME E-Mini NASDAQ 100 Index Future	09/17/2021	623,301	58,615
4	CME E-mini Russell 2000 Index Futures	09/17/2021	454,240	10,205
2	CME E-Mini Standard & Poor's 500 Index Future	09/17/2021	452,050	27,490
1	CME E-Mini Standard & Poor's MidCap 400 Index	09/17/2021	275,200	12,460
7	CME Lean Hogs Future(c)	10/14/2021	248,640	2,520
2	COMEX Copper Future(c)	12/29/2021	218,750	5,025
85	Eurex 5 Year Euro BOBL Future	09/08/2021	13,542,663	(46,013)
1	Eurex DAX Index Future	09/17/2021	466,278	1,987
8	Eurex EURO STOXX 50 Future	09/17/2021	394,884	4,546
20	Euro-BTP Italian Bond Futures	09/08/2021	3,619,026	(19,557)
2	Euronext Amsterdam Index Future	09/17/2021	371,795	9,122
3	Euronext CAC 40 Index Future	09/17/2021	236,492	(4,250)
24	Euronext Milling Wheat Future(c)	12/10/2021	347,407	47,936
5	Euronext Rapeseed Future(c)	10/29/2021	167,403	15,221
5	FTSE 100 Index Future	09/17/2021	488,328	142
3	FTSE/MIB Index Future	09/17/2021	460,553	7,492
3	ICE Brent Crude Oil Future(c)	09/30/2021	214,890	2,610
3	ICE Carbon Emissions Future(c)	12/20/2021	215,173	28,475
4	ICE Gas Oil Future(c)	10/12/2021	240,699	22,699
5	ICE US mini MSCI EAFE Index Futures	09/17/2021	587,875	(4,850)
3	ICE WTI Crude Oil Futures Contract(c)	09/20/2021	205,500	4,410
14	KCBT Hard Red Winter Wheat Future(c)	12/14/2021	498,399	(8,226)
7	LME Lead Future(c)	12/13/2021	394,188	(4,025)
3	LME Nickel Future(c)	12/13/2021	351,828	567
6	LME Primary Aluminum Future(c)	12/13/2021	407,513	4,613

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
11	LME Zinc Future(c)	12/13/2021	$ 826,580	$ (1,926)
5	MDE Crude Palm Oil Future(c)	11/15/2021	127,917	521
3	MEFF Madrid IBEX 35 Index Future	09/17/2021	312,595	(461)
3	Montreal Exchange S&P/TSX 60 Index Future	09/16/2021	583,975	15,617
5	NYBOT CSC C Coffee Future(c)	12/20/2021	367,312	15,937
14	NYBOT CSC Number 11 World Sugar Future(c)	09/30/2021	311,091	36,064
12	NYBOT CTN Number 2 Cotton Future(c)	12/08/2021	555,180	69,060
10	NYMEX Henry Hub Natural Gas Futures(c)	09/28/2021	437,700	47,100
3	NYMEX Light Sweet Crude Oil Future(c)	09/21/2021	205,500	6,180
2	NYMEX NY Harbor ULSD Futures(c)	09/30/2021	178,937	13,684
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	09/30/2021	179,920	4,671
14	OML Stockholm OMXS30 Index Future	09/17/2021	381,454	(3,650)
16	OSE Nikkei 225 mini Future	09/09/2021	410,413	(11,107)
16	Robusta Coffee Future 10-Tonne(c)	11/24/2021	324,160	36,000
280	SFE 3 Year Australian Bond Future	09/15/2021	23,971,687	19,539
3	SFE S&P ASX Share Price Index 200 Future	09/16/2021	409,843	9,973
7	SGX MSCI Singapore Index Future	09/29/2021	183,261	(2,106)
18	SGX Nifty 50 Index Futures	09/30/2021	616,518	15,223
13	TSE Japanese 10 Year Bond Futures	09/13/2021	18,005,462	(27,910)
3	TSE TOPIX (Tokyo Price Index) Future	09/09/2021	536,455	1,412
14	WCE Canola Future(c)	11/12/2021	198,380	75,333
15	White Sugar Future(c)	09/15/2021	362,475	16,650
	TOTAL FUTURES CONTRACTS			$ 452,527

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
5	90 Day Sterling Future	03/16/2022	$ 857,619	$ (214)
5	CBOE Volatility Index Future(c)	09/15/2021	93,106	9,144
3	CME Ultra Long Term US Treasury Bond Future	12/21/2021	591,843	(1,148)
10	HKG Hang Seng China Enterprises Index Future	09/29/2021	587,925	(16,195)
10	Long Gilt Future	12/29/2021	1,764,903	8,389
	TOTAL FUTURES CONTRACTS			$ (24)

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2021

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	09/15/2021	Jefferies	1,300,000	$ 950,186	$ (56,310)
Brazilian Real	09/15/2021	Jefferies	5,000,000	974,809	(28,200)
British Pound	09/15/2021	Jefferies	1,000,000	1,376,301	(33,434)
Canadian Dollar	09/15/2021	Jefferies	1,200,000	949,611	(40,782)
Czech Koruna	09/15/2021	Jefferies	37,559,700	1,744,274	(55,726)
Euro	09/15/2021	Jefferies	1,875,000	2,213,956	(62,331)
Mexican Peso	09/15/2021	Jefferies	36,500,000	1,818,079	(1,186)
New Zealand Dollar	09/15/2021	Jefferies	1,300,000	915,003	(19,242)
Norwegian Krone	09/15/2021	Jefferies	9,138,580	1,049,782	(50,218)
Polish Zloty	09/15/2021	Jefferies	6,500,000	1,697,714	(69,671)
South African Rand	09/15/2021	Jefferies	6,922,500	477,683	(22,317)
Swedish Krona	09/15/2021	Jefferies	7,443,180	861,705	(38,295)
Brazilian Real	12/15/2021	Jefferies	4,700,000	902,530	16,199
				$ 15,931,633	$ (461,513)

To Sell:
Australian Dollar	09/15/2021	Jefferies	1,300,000	$ 950,186	$ (328)
Brazilian Real	09/15/2021	Jefferies	5,000,000	974,809	(17,644)
Canadian Dollar	09/15/2021	Jefferies	1,200,000	949,611	(20,858)
Euro	09/15/2021	Jefferies	1,875,000	2,213,956	28,169
Japanese Yen	09/15/2021	Jefferies	150,000,000	1,365,538	4,469
New Zealand Dollar	09/15/2021	Jefferies	1,300,000	915,003	(20,323)
Norwegian Krone	09/15/2021	Jefferies	9,998,230	1,148,533	(48,533)
Polish Zloty	09/15/2021	Jefferies	6,500,000	1,697,714	6,087
Swedish Krona	09/15/2021	Jefferies	7,774,470	900,059	(59)
				$ 11,115,409	$ (69,020)

Total					$ (530,533)

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2021

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
Australian Dollar	Japanese Yen	9/15/2021	Jefferies	1,600,000	135,577,600	1,169,460	(1,234,242)	$ (64,782)
British Pound	Australian Dollar	9/15/2021	Jefferies	1,250,000	2,390,363	1,720,377	(1,747,146)	(26,769)
British Pound	Euro	9/15/2021	Jefferies	2,569,110	3,000,000	3,535,869	(3,542,330)	(6,461)
British Pound	Japanese Yen	9/15/2021	Jefferies	750,000	115,785,000	1,032,226	(1,054,059)	(21,833)
Canadian Dollar	Japanese Yen	9/15/2021	Jefferies	1,000,000	90,387,500	791,342	(822,850)	(31,508)
Euro	British Pound	9/15/2021	Jefferies	1,500,000	1,285,725	1,771,165	(1,769,545)	1,620
Euro	Japanese Yen	9/15/2021	Jefferies	2,375,000	317,207,374	2,804,343	(2,887,724)	(83,381)
Japanese Yen	Australian Dollar	9/15/2021	Jefferies	124,870,400	1,600,000	1,136,768	(1,169,460)	(32,692)
Japanese Yen	Euro	9/15/2021	Jefferies	165,261,249	1,250,000	1,504,470	(1,475,971)	28,499
Swiss Franc	Japanese Yen	9/15/2021	Jefferies	2,250,000	275,690,250	2,457,052	(2,509,769)	(52,717)
				303,425,759	944,173,812	$ 17,923,072	$ 18,213,096	$ (290,024)

Total								$ (290,024)

(a)	Zero coupon bond.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the Longboard Fund Limited.